Grandeur Peak US Stalwarts Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.53%
Argentina — 2.40%
Globant SA(a)	12,986	$3,062,229

Canada — 0.78%
Aritzia, Inc.(a)	40,800	992,775

Germany — 0.74%
QIAGEN N.V.(a)	21,863	954,539

Hong Kong — 2.07%
Techtronic Industries Co., Ltd.	248,700	2,641,476

Ireland — 1.75%
ICON plc(a)	8,537	2,227,047

Israel — 0.41%
Nova Ltd.(a)	3,596	520,737
		2,541,793

United Kingdom — 1.97%
Endava plc, ADR - ADR(a)	35,518	2,513,609

United States — 88.41%
Alexandria Real Estate Equities, Inc.	17,668	2,136,061
Align Technology, Inc.(a)	6,524	1,743,995
Apollo Global Management, Inc.	10,607	1,064,943
Ares Management Corporation, CLASS A	24,743	3,005,779
Ashtead Group PLC	32,297	2,111,988
AtriCure, Inc.(a)	32,610	1,110,697
BILL Holdings, Inc.(a)	3,453	269,507
Bio-Techne Corporation	9,709	682,737
Cactus, Inc., Class A	26,676	1,132,129
Charles River Laboratories International, Inc.(a)	8,993	1,945,006
Cloudflare, Inc., Class A(a)	24,523	1,938,543
Cross Creek Lucid LP/Partnership Interest(a)(b)	700,000	550,660
Crowdstrike Holdings, Inc., Class A(a)	13,327	3,898,148
Datadog, Inc., Class A(a)	4,328	538,576
DexCom, Inc.(a)	9,102	1,104,528
Digital Realty Trust, Inc.	6,825	958,640
DigitalOcean Holdings, Inc.(a)	75,376	2,541,679
Elastic NV(a)	29,288	3,428,453
Etsy, Inc.(a)	26,076	1,735,619
Evercore, Inc., Class A	4,994	857,620
Fastenal Company	20,544	1,401,717
Five Below, Inc.(a)	9,446	1,695,179
Floor & Decor Holdings, Inc., Class A(a)	9,431	948,381
Frontage Holdings Corporation(a)(b)(c)	2,340,400	481,328
Global Industrial Co.	49,923	2,123,225
Goosehead Insurance, Inc., CLASS A(a)	12,873	993,796
GQG Partners, Inc.(a)	401,671	492,067
Herc Holdings, Inc.	10,741	1,584,190
Houlihan Lokey, Inc.	15,649	1,874,437
HubSpot, Inc.(a)	1,746	1,066,806
	Shares	Fair Value
COMMON STOCKS — 98.53% (continued)
United States — 88.41% (continued)
IDEXX Laboratories, Inc.(a)	3,218	$1,657,527
Insulet Corporation(a)	5,779	1,103,038
JFrog Ltd.(a)	62,129	2,021,056
Littelfuse, Inc.	23,354	5,649,333
Lululemon Athletica, Inc.(a)	2,719	1,233,937
MarketAxess Holdings, Inc.	8,281	1,867,449
Marvell Technology, Inc.	33,744	2,284,469
MaxCyte, Inc.(a)	81,197	413,293
Medpace Holdings, Inc.(a)	3,426	998,953
Microchip Technology, Inc.	14,691	1,251,379
Moelis & Co., Class A	29,053	1,597,043
Monolithic Power Systems, Inc.	4,624	2,786,977
MSCI, Inc.	1,357	812,327
Neogen Corporation(a)	89,501	1,387,266
NV5 Global, Inc.(a)	15,847	1,662,192
Ollie’s Bargain Outlet Holdings, Inc.(a)	31,799	2,287,302
P10, Inc.(a)	217,570	2,001,644
PagerDuty, Inc.(a)	61,736	1,461,908
Paycom Software, Inc.	6,736	1,281,457
Paylocity Holding Corporation(a)	4,008	634,907
Perella Weinberg Partners LP	113,800	1,337,150
PJT Partners, Inc., Class A	39,509	3,799,580
Planet Fitness, Inc., A(a)	11,411	773,209
Pool Corporation	4,139	1,536,604
Power Integrations, Inc.	13,737	1,029,726
QUALCOMM, Inc.	9,328	1,385,301
Qualys, Inc.(a)	16,479	3,117,332
Rexford Industrial Realty, Inc.	35,429	1,863,211
Savers Value Village Inc(a)	74,937	1,400,572
Shoals Technologies Group, Inc., Class A(a)	135,544	1,785,114
Silicon Laboratories, Inc.(a)	20,051	2,473,491
SiTime Corporation(a)	12,096	1,289,071
Smartsheet, Inc., Class A(a)	15,054	676,978
Terreno Realty Corporation	15,680	936,566
Texas Roadhouse, Inc.	9,308	1,170,202
TPG, Inc.(a)	26,175	1,089,665
Tradeweb Markets, Inc., CLASS A	19,989	1,906,751
United Rentals, Inc.	2,575	1,610,405
WW Grainger, Inc.	2,666	2,387,777
Zscaler, Inc.(a)	6,037	1,422,740
		112,801,336
Total Common Stocks (Cost $105,670,797)		125,713,748

PREFERRED STOCKS — 0.49%
United States — 0.49%
Gusto, Inc., Series E Preferred(a) (a)	20,595	626,088

Total Preferred Stocks
(Cost $625,992)		626,088

Grandeur Peak US Stalwarts Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

Total Investments — 99.02%
(Cost $106,296,789)	$126,339,836

Other Assets in Excess of Liabilities — 0.98%	1,245,782

NET ASSETS — 100.00%	$127,585,618

(a)	Non-income producing security.

(b)	As a result of the use of significant unobservable inputs to determine fair value, this investment has been classified as level 3 assets. See also Note 2 to the financial statements for additional information.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024, these securities had a total aggregate market value of $1,031,988, representing 0.81% of net assets.

(d)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2024, the aggregate market value of these securities was $481,328, representing 0.38% of net assets.

Sector Composition (January 31, 2024)
Technology	35.0%
Industrials	17.5%
Financials	15.7%
Health Care	12.1%
Consumer Discretionary	9.2%
Real Estate	4.6%
Consumer Staples	3.1%
Energy	1.4%
Listed Private Equity Investments	0.4%
Other Assets in Excess of Liabilities	1.0%
Total	100%
Industry Composition (January 31, 2024)
Application Software	8.1%
IT Services	7.9%
Semiconductor Devices	7.4%
Institutional Brokerage	4.8%
Infrastructure Software	4.2%
Electrical Components	4.1%
Mass Merchants	4.0%
Health Care Services	3.8%
Private Equity	3.8%
Electronics Components	3.7%
Specialty & Generic Pharma	3.2%
Industrial Wholesale & Rental	3.1%
Banks	2.9%
Investment Management	2.7%
Medical Equipment	2.5%
Semiconductor Mfg	2.5%
Food & Drug Stores	1.8%
Measurement Instruments	1.4%
Flow Control Equipment	1.4%
Online Marketplace	1.3%
Industrial Owners & Developers	1.3%
Other Machinery & Equipment	1.3%
Engineering Services	1.1%
Specialty Apparel Stores	1.1%
Wealth Management	1.0%
Office Reit	1.0%
Life Science & Diagnostics	1.0%
Other Spec Retail - Discr	1.0%
Industrial Reit	1.0%
Other Industries (each less than 1%)	14.6%
Other Assets in Excess of Liabilities	1.0%
Total	100%